Shareholder Report, Average Annual Return (Details) 74200027400_Templeton Growth VIP Fund_Class 4_TSR Annual {Class 4}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 4
Average Annual Return, Percent	23.71%	7.84%	6.93%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.34%	11.19%	11.72%